Statements Of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 228,943,314	$ 236,019,823
Due from the Master Fund	5,596,779	3,184,538
CASH	1,516,001	6,164,454
TOTAL	236,056,094	245,368,815
LIABILITIES:
Capital contributions received in advance	1,513,559	6,163,876
Capital withdrawals payable	5,596,779	3,184,538
Due to the Master Fund	2,442	578
Total liabilities	7,112,780	9,348,992
PARTNERS' CAPITAL:
General Partner	3,228,323	3,463,815
Total limited partners	225,714,991	232,556,008
Total partners' capital	228,943,314	236,019,823
TOTAL	236,056,094	245,368,815
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	168,880,502	166,336,096
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	931.26	1,039.97
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	20,299,372	22,643,903
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	982.00	1,077.62
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	36,535,117	43,576,009
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	990.51	1,084.25
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes-at fair value (amortized cost $57,790,260 and $41,272,197)	57,802,756	41,274,794
Net unrealized appreciation on open futures and forward currency contracts	4,087,228	8,775,049
Due from brokers	5,627,293	3,971,338
Cash denominated in foreign currencies (cost $4,037,140 and $606,954)	4,058,372	604,841
Total equity in trading accounts	71,575,649	54,626,022
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $252,630,704 and $344,350,425)	252,687,230	344,352,511
CASH	17,495,371	18,112,495
ACCRUED INTEREST RECEIVABLE	1,702,482	1,894,957
DUE FROM MILLBURN MULTI-MARKETS LTD.	150	61
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	2,442	578
TOTAL	343,463,324	418,986,624
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	829,940	397,253
Cash denominated in foreign currencies (cost -$527,192 and -$1,614,489)	531,601	1,619,538
Capital contributions received in advance	88,061	18,930
Capital withdrawals payable	6,313,976	5,902,350
Management fee payable	458,893	601,992
Selling commissions payable	296,630	286,819
Accrued expenses	206,798	483,424
Due to brokers	96,357	86,753
Commissions and other trading fees on open futures contracts	74,020	62,997
Due to General Partner	2,510	25,211
Total liabilities	8,898,786	9,485,267
PARTNERS' CAPITAL:
Total partners' capital	334,564,538	409,501,357
TOTAL	$ 343,463,324	$ 418,986,624